Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets And Goodwill (Tables) [Abstract]
Schedule Of Finite Lived Intangible Assets Table Text Block
	2013		2012
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete agreements	$325,335	$(240,412)	$317,080	$(213,639)
Technology	106,510	(44,584)	107,696	(40,849)
Licenses and distribution agreements	223,701	(112,697)	225,393	(98,757)
Customer Relationships	98,000	(650)	-	-
Self-developed software	105,087	(46,097)	72,328	(32,496)
Other	350,475	(264,031)	343,867	(246,239)
Construction in progress	39,570	-	57,677	-
	$1,248,678	$(708,471)	$1,124,041	$(631,980)

Estimated Amortization Expense
2014	$79,830
2015	$76,717
2016	$74,303
2017	$70,362
2018	$67,793

Schedule Of Indefinite Lived Intangible Assets Table Text Block
	2013	2012
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$210,630	$209,712
Management contracts	7,039	8,343
	$217,669	$218,055

Total Intangible Assets	$757,876	$710,116

Schedule Of Goodwill Text Block
	North		Segment
	America	International	Total	Corporate	Total
Balance as of December 31, 2011	$7,314,622	$1,464,089	$8,778,711	$407,939	$9,186,650
Goodwill acquired, net of divestitures	2,172,181	21,106	2,193,287	-	2,193,287
Reclassifications	-	(5,188)	(5,188)	5,188	-
Foreign Currency Translation Adjustment	210	41,352	41,562	390	41,952
Balance as of December 31, 2012	$9,487,013	$1,521,359	$11,008,372	$413,517	$11,421,889

Goodwill acquired, net of divestitures	158,582	99,634	258,216	-	258,216
Reclassifications	-	(3,807)	(3,807)	4,226	419
Foreign Currency Translation Adjustment	52	(23,029)	(22,977)	640	(22,337)
Balance as of December 31, 2013	$9,645,647	$1,594,157	$11,239,804	$418,383	$11,658,187